United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young, LLP
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2018

Date of reporting period: 02/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2018

(Unaudited)

	Shares	Value
Common Stocks (99.11%)
Agriculture, Foods, & Beverage (10.32%)
Archer-Daniels-Midland Co.	3,477,500	$144,385,800
Coca-Cola Co., The	2,054,600	88,799,812
Kellogg Co.	930,000	61,566,000
McCormick & Company Inc.	428,600	45,765,908
Nestle SA ADR	1,175,800	93,511,374
PepsiCo Inc.	641,400	70,380,822

		504,409,716

Banks (5.69%)
M&T Bank Corp.	213,400	40,511,856
Northern Trust Corp.	422,700	44,751,249
U.S. Bancorp	710,821	38,640,230
Wells Fargo & Co.	2,643,100	154,383,471

		278,286,806

Building Materials & Construction (2.50%)
Vulcan Materials Co.	1,039,200	122,345,016

Chemicals (5.38%)
Air Products & Chemicals Inc.	830,000	133,455,700
Croda International PLC	24,910	1,585,395
DowDuPont Inc.	293,834	20,656,530
International Flavors & Fragrances Inc.	525,000	74,156,250
Novozymes A/S B Shares	344,484	17,783,022
Versum Materials Inc.	415,000	15,363,300

		263,000,197

Computer Software & Services (5.48%)
Alphabet Inc. Class A (a)	112,635	124,340,029
Alphabet Inc. Class C (a)	5,916	6,535,583
Automatic Data Processing Inc.	109,900	12,673,668
CDK Global Inc.	36,633	2,515,954
Facebook Inc. Class A (a)	82,675	14,742,606
Microsoft Corp.	765,955	71,823,600
SAP SE	83,800	8,813,466
Texas Instruments Inc.	245,807	26,633,188

		268,078,094

Computers (6.54%)
Apple Inc.	1,287,217	229,279,092
International Business Machines Corp.	580,000	90,381,400

		319,660,492

Consumer & Marketing (6.05%)
AptarGroup Inc.	677,405	60,573,555
Colgate-Palmolive Co.	872,600	60,183,222
Procter & Gamble Co., The	1,765,155	138,599,971
Reckitt Benckiser Group PLC	163,469	13,001,592
Unilever NV New York Shares	451,152	23,595,250

		295,953,590

Electronic/Electrical Manufacturing (2.14%)
Emerson Electric Co.	729,400	51,831,164

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
General Electric Co.	3,744,419	$52,833,752

		104,664,916

Financial Services (1.03%)
Berkshire Hathaway Inc. Class A (a)	162	50,260,500
Berkshire Hathaway Inc. Class B (a)	143	29,630

		50,290,130

Health Care (16.67%)
Abbott Laboratories	847,500	51,129,675
AbbVie Inc.	847,500	98,165,925
Agilent Technologies Inc.	548,071	37,592,190
Amgen Inc.	190,085	34,931,920
Eli Lilly and Co.	997,000	76,788,940
Johnson & Johnson	2,481,600	322,310,208
Merck & Co. Inc.	296,750	16,089,785
Novo Nordisk A/S Sponsored ADR	357,416	18,399,776
Pfizer Inc.	2,239,031	81,299,216
Roche Holding AG Sponsored ADR	732,281	21,170,244
Zoetis Inc.	705,696	57,062,579

		814,940,458

Machinery & Manufacturing (11.98%)
3M Co.	564,000	132,827,640
ASML Holding NV NY Reg. Shares	364,933	71,304,259
Caterpillar Inc.	1,162,621	179,776,085
Deere & Co.	42,900	6,901,323
Donaldson Company Inc.	765,513	36,331,247
HNI Corp.	1,439,200	53,221,616
Illinois Tool Works Inc.	652,500	105,339,600

		585,701,770

Media & Broadcasting (5.76%)
Walt Disney Co., The	2,728,640	281,486,502

Mining & Metals (2.70%)
BHP Billiton PLC	941,859	19,249,181
Nucor Corp.	531,200	34,740,480
Rio Tinto PLC	476,280	25,748,183
Rio Tinto PLC ADR	907,200	49,632,912
South32 Ltd.	941,859	2,418,793

		131,789,549

Oil & Gas (9.52%)
Chevron Corp.	1,060,000	118,635,200
Devon Energy Corp.	121,533	3,727,417
Dril-Quip Inc. (a)	16,100	725,305
Enbridge Inc.	393,550	12,522,761
Exxon Mobil Corp.	2,615,200	198,075,248
Imperial Oil Ltd.	25,300	684,871
Royal Dutch Shell PLC ADR Class A	456,900	28,908,063
Royal Dutch Shell PLC Class B	2,037,807	65,128,658

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Schlumberger Ltd.	564,642	$37,063,101

		465,470,624

Retailers (2.47%)
Wal-Mart Stores Inc.	1,339,100	120,532,391

Telecom & Telecom Equipment (2.96%)
AT&T Inc.	2,140,534	77,701,384
Corning Inc.	1,284,600	37,356,168
Verizon Communications Inc.	624,900	29,832,726

		144,890,278

Transportation (1.45%)
GATX Corp.	190,700	13,146,858
Union Pacific Corp.	442,075	57,580,269

		70,727,127

Utilities & Energy (0.47%)
Duke Energy Corp.	306,966	23,126,818

Total Common Stocks
(cost $1,631,998,132)		4,845,354,474

Short-term Investments (0.52%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.26% (b)	25,667,360	25,667,360

Total Short-term Investments
(cost $25,667,360)		25,667,360

TOTAL INVESTMENTS (99.63%)
(cost $1,657,665,492)		4,871,021,834
OTHER ASSETS, NET OF LIABILITIES (0.37%)		17,878,582

NET ASSETS (100.00%)		$4,888,900,416

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of February 28, 2018.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 28, 2018

(Unaudited)

	Shares	Value
Common Stocks (64.91%)
Agriculture, Foods, & Beverage (6.03%)
Archer-Daniels-Midland Co.	940,561	$39,052,093
Campbell Soup Co.	26,000	1,119,300
Coca-Cola Co., The	410,000	17,720,200
Kellogg Co.	310,000	20,522,000
Nestle SA ADR	319,174	25,383,908
PepsiCo Inc.	110,100	12,081,273

		115,878,774

Banks (4.04%)
M&T Bank Corp.	58,300	11,067,672
Northern Trust Corp.	104,700	11,084,589
U.S. Bancorp	218,145	11,858,362
Wells Fargo & Co.	747,600	43,667,316

		77,677,939

Building Materials & Construction (0.98%)
Vulcan Materials Co.	160,200	18,860,346

Chemicals (4.23%)
Air Products & Chemicals Inc.	230,000	36,981,700
DowDuPont Inc.	238,358	16,756,567
International Flavors & Fragrances Inc.	120,000	16,950,000
Novozymes A/S B Shares	124,350	6,419,221
Versum Materials Inc.	115,000	4,257,300

		81,364,788

Computer Software & Services (4.95%)
Alphabet Inc. Class A (a)	36,687	40,499,513
Alphabet Inc. Class C (a)	3,559	3,931,734
Automatic Data Processing Inc.	47,400	5,466,168
CDK Global Inc.	15,800	1,085,144
Facebook Inc. Class A (a)	49,575	8,840,214
Microsoft Corp.	147,298	13,812,133
SAP SE	52,800	5,553,114
Texas Instruments Inc.	147,484	15,979,891

		95,167,911

Computers (4.18%)
Apple Inc.	318,176	56,673,509
International Business Machines Corp.	152,100	23,701,743

		80,375,252

Consumer & Marketing (3.89%)
AptarGroup Inc.	134,100	11,991,222
Colgate-Palmolive Co.	80,000	5,517,600
Procter & Gamble Co., The	477,700	37,509,004
Reckitt Benckiser Group PLC	65,387	5,200,589
Unilever NV New York Shares	276,106	14,440,344

		74,658,759

Electronic/Electrical Manufacturing (0.95%)
Emerson Electric Co.	98,600	7,006,516
General Electric Co.	796,300	11,235,793

		18,242,309

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.56%)
Berkshire Hathaway Inc. Class A (a)	34	$10,548,500
Berkshire Hathaway Inc. Class B (a)	533	110,438

		10,658,938

Health Care (9.28%)
Abbott Laboratories	146,675	8,848,903
AbbVie Inc.	92,000	10,656,360
Agilent Technologies Inc.	143,787	9,862,350
Amgen Inc.	70,750	13,001,728
Eli Lilly and Co.	212,000	16,328,240
Johnson & Johnson	417,700	54,250,876
Medtronic PLC	21,600	1,725,624
Merck & Co. Inc.	103,200	5,595,504
Novo Nordisk A/S Sponsored ADR	153,404	7,897,238
Pfizer Inc.	728,140	26,438,763
Roche Holding AG Sponsored ADR	179,815	5,198,452
Zoetis Inc.	229,495	18,556,966

		178,361,004

Machinery & Manufacturing (7.18%)
3M Co.	124,600	29,344,544
ASML Holding NV NY Reg. Shares	82,440	16,107,952
Caterpillar Inc.	262,400	40,574,912
Deere & Co.	72,202	11,615,136
Donaldson Company Inc.	279,017	13,242,147
HNI Corp.	160,000	5,916,800
Illinois Tool Works Inc.	130,600	21,084,064

		137,885,555

Media & Broadcasting (5.73%)
Lee Enterprises Inc. (a)	84,000	205,800
Walt Disney Co., The	1,065,995	109,968,044

		110,173,844

Mining & Metals (3.02%)
BHP Billiton PLC	169,900	3,472,320
Newmont Mining Corp.	29,200	1,115,440
Nucor Corp.	436,800	28,566,720
Rio Tinto PLC	153,825	8,315,936
Rio Tinto PLC ADR	293,000	16,030,030
South32 Ltd.	169,900	436,321

		57,936,767

Oil & Gas (5.57%)
Chevron Corp.	288,000	32,232,960
Devon Energy Corp.	43,625	1,337,979
Enbridge Inc.	78,375	2,493,893
Exxon Mobil Corp.	512,400	38,809,176
Royal Dutch Shell PLC ADR Class A	216,400	13,691,628
Royal Dutch Shell PLC Class B	163,579	5,228,013
Schlumberger Ltd.	201,727	13,241,360

		107,035,009

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (1.30%)
Wal-Mart Stores Inc.	276,700	$24,905,767

Telecom & Telecom Equipment (1.85%)
AT&T Inc.	533,359	19,360,932
Corning Inc.	372,300	10,826,484
Verizon Communications Inc.	112,490	5,370,273

		35,557,689

Transportation (0.89%)
GATX Corp.	68,200	4,701,708
Union Pacific Corp.	95,035	12,378,309

		17,080,017

Utilities & Energy (0.28%)
Duke Energy Corp.	72,333	5,449,568

Total Common Stocks
(cost $437,849,727)		1,247,270,236

	Principal amount	Value
Corporate Bonds (20.54%)
Aerospace/Defense (0.84%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	$991,886
Rolls-Royce PLC (b)
2.375%, 10/14/2020	1,000,000	984,566
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,013,084
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	995,419
Boeing Co.
2.850%, 10/30/2024	1,000,000	977,446
General Dynamics Corp.
2.375%, 11/15/2024	500,000	473,120
Raytheon Co.
3.150%, 12/15/2024	1,000,000	992,502
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	959,815
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	961,194
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	994,278
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	1,001,719
Lockheed Martin Corp.
3.550%, 01/15/2026	1,000,000	1,000,013
Boeing Co.
2.250%, 06/15/2026	500,000	461,315
General Dynamics Corp.
2.125%, 08/15/2026	500,000	450,211
United Technologies Corp.
2.650%, 11/01/2026	500,000	464,447
Airbus SE (b)
3.150%, 04/10/2027	1,000,000	974,983

	Principal amount	Value
Corporate Bonds (Cont.)
Aerospace/Defense (Cont.)
United Technologies Corp.
3.125%, 05/04/2027	$1,000,000	$950,693
General Dynamics Corp.
2.625%, 11/15/2027	500,000	465,090
Northrop Grumman Corp.
3.250%, 01/15/2028	1,000,000	957,552

		16,069,333

Agriculture, Foods, & Beverage (1.53%)
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,006,885
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	996,010
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,052,398
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	987,653
Kellogg Co.
3.125%, 05/17/2022	1,000,000	999,564
Sysco Corp.
2.600%, 06/12/2022	1,000,000	972,576
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	964,485
Kellogg Co.
2.750%, 03/01/2023	1,000,000	972,518
Coca-Cola Co., The
2.500%, 04/01/2023	1,362,000	1,324,975
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,273,736
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,036,475
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,013,234
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,019,379
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	992,680
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,003,977
Hershey Co.
3.200%, 08/21/2025	1,000,000	982,469
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	972,003
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	961,745
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	473,153
Sysco Corp.
3.300%, 07/15/2026	1,000,000	971,524
Hershey Co.
2.300%, 08/15/2026	1,000,000	909,785
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	921,460
Danone SA (b)
2.947%, 11/02/2026	1,000,000	930,035

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
General Mills Inc.
3.200%, 02/10/2027	$1,000,000	$952,032
Coca-Cola Co., The
2.900%, 05/25/2027	500,000	482,368
Sysco Corp.
3.250%, 07/15/2027	500,000	481,467
PepsiCo Inc.
3.000%, 10/15/2027	1,500,000	1,440,711
Kellogg Co.
3.400%, 11/15/2027	1,000,000	956,138
JM Smucker Co.
3.375%, 12/15/2027	1,500,000	1,440,698

		29,492,133

Automotive (0.69%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	499,068
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	999,580
2.100%, 01/17/2019	500,000	498,744
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	493,813
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	989,818
BMW US Capital LLC (b)
2.000%, 04/11/2021	1,000,000	970,049
Daimler Finance NA LLC (b)
2.000%, 07/06/2021	1,000,000	963,731
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	479,487
Toyota Motor Credit Corp.
2.625%, 01/10/2023	1,000,000	978,962
2.900%, 04/17/2024	1,000,000	984,803
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	473,812
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	918,708
BMW US Capital LLC (b)
3.300%, 04/06/2027	1,000,000	977,767
Toyota Motor Credit Corp.
3.050%, 01/11/2028	1,000,000	967,099
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	998,694
Daimler Finance NA LLC (b)
3.750%, 02/22/2028	1,000,000	1,002,358

		13,196,493

Banks (1.12%)
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	999,634
U.S. Bancorp
1.950%, 11/15/2018	1,000,000	997,946
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	498,353

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp.
2.200%, 03/04/2019	$1,000,000	$995,969
State Street Corp.
2.550%, 08/18/2020	1,000,000	993,622
PNC Bank NA
2.450%, 11/05/2020	500,000	493,693
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	998,535
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	976,126
PNC Bank NA
2.150%, 04/29/2021	1,000,000	973,484
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,000,175
3.700%, 01/30/2024	500,000	511,763
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,017,697
State Street Corp.
3.300%, 12/16/2024	1,000,000	994,534
PNC Bank NA
3.250%, 06/01/2025	500,000	492,156
State Street Corp.
3.550%, 08/18/2025	500,000	501,895
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	946,375
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	470,923
State Street Corp.
2.650%, 05/19/2026	1,000,000	932,512
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	910,038
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	458,327
Wells Fargo & Co.
3.000%, 10/23/2026	1,500,000	1,414,428
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	963,914
PNC Bank NA
3.100%, 10/25/2027	1,000,000	955,184
Bank of New York Mellon Corp.
3.400%, 01/29/2028	2,000,000	1,955,842

		21,453,125

Chemicals (0.67%)
Monsanto Co.
1.850%, 11/15/2018	500,000	498,388
Praxair Inc.
2.450%, 02/15/2022	2,000,000	1,963,706
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,239,761
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	983,181
Praxair Inc.
2.700%, 02/21/2023	1,000,000	982,075

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Monsanto Co.
2.850%, 04/15/2025	$1,000,000	$947,692
Praxair Inc.
3.200%, 01/30/2026	1,000,000	998,110
Air Liquide Finance (b)
2.500%, 09/27/2026	1,000,000	922,680
Ecolab Inc.
2.700%, 11/01/2026	1,000,000	931,298
Ecolab Inc. (b)
3.250%, 12/01/2027	1,500,000	1,443,321
PPG Industries Inc.
3.750%, 03/15/2028	2,000,000	2,002,056

		12,912,268

Commercial Service/Supply (0.10%)
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,007,282

Computer Software & Services (0.98%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	999,000
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	494,825
Microsoft Corp.
2.125%, 11/15/2022	2,000,000	1,930,636
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,975,256
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	968,916
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,866,725
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,019,615
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,020,110
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,002,561
Intel Corp.
2.600%, 05/19/2026	1,000,000	941,629
Oracle Corp.
2.650%, 07/15/2026	1,000,000	934,440
Microsoft Corp.
2.400%, 08/08/2026	1,000,000	928,705
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	908,146
Microsoft Corp.
3.300%, 02/06/2027	500,000	495,497
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	935,084
Texas Instruments Inc.
2.900%, 11/03/2027	500,000	477,208
Oracle Corp.
3.250%, 11/15/2027	1,000,000	971,976

		18,870,329

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (0.26%)
International Business Machines Corp.
1.875%, 05/15/2019	$3,000,000	$2,983,074
1.625%, 05/15/2020	2,000,000	1,956,602

		4,939,676

Consumer & Marketing (0.91%)
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	996,965
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	496,390
Unilever Capital Corp.
4.250%, 02/10/2021	2,000,000	2,081,532
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	482,665
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	980,879
Colgate-Palmolive Co.
2.300%, 05/03/2022	1,000,000	977,117
2.100%, 05/01/2023	2,000,000	1,909,216
NIKE Inc.
2.250%, 05/01/2023	500,000	483,433
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	964,381
Procter & Gamble Co., The
3.100%, 08/15/2023	1,000,000	1,002,936
Reckitt Benckiser Treasury Services PLC (b)
2.750%, 06/26/2024	500,000	470,674
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	981,047
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	977,226
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	476,126
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	954,102
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	447,671
NIKE Inc.
2.375%, 11/01/2026	1,000,000	922,520
Unilever Capital Corp.
2.900%, 05/05/2027	500,000	476,015
Reckitt Benckiser Treasury Services PLC (b)
3.000%, 06/26/2027	1,000,000	927,135
Clorox Co.
3.100%, 10/01/2027	500,000	479,950

		17,487,980

Electronic/Electrical Manufacturing (0.66%)
Emerson Electric Co.
5.250%, 10/15/2018	500,000	508,645

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Johnson Controls International PLC
4.250%, 03/01/2021	$2,000,000	$2,060,780
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	989,008
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	495,656
General Electric Co.
2.700%, 10/09/2022	1,000,000	967,378
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	975,521
Honeywell International Inc.
3.350%, 12/01/2023	1,000,000	1,016,658
General Electric Co.
3.375%, 03/11/2024	1,000,000	984,228
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	985,747
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	994,214
Siemens Financieringsmaatschappij NV (b)
2.350%, 10/15/2026	1,000,000	910,253
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	1,847,928

		12,736,016

Financial Services (0.49%)
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	502,730
Mastercard Inc.
2.000%, 11/21/2021	500,000	486,420
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,045,619
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	283,716
Visa Inc.
2.800%, 12/14/2022	1,000,000	987,260
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	994,614
3.625%, 05/13/2024	500,000	501,614
3.125%, 01/23/2025	1,000,000	971,114
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	717,963
Visa Inc.
3.150%, 12/14/2025	1,000,000	978,493
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	969,789
Mastercard Inc.
2.950%, 11/21/2026	1,000,000	963,449

		9,402,781

Health Care (2.12%)
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,007,102

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Eli Lilly and Co.
1.950%, 03/15/2019	$1,000,000	$994,750
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	995,464
Amgen Inc.
2.200%, 05/22/2019	1,000,000	995,113
AstraZeneca PLC
1.950%, 09/18/2019	500,000	494,490
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	987,889
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	974,708
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	985,728
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,435,562
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	976,554
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,946,510
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	994,855
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	981,781
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	1,978,500
Pfizer Inc.
3.000%, 06/15/2023	1,000,000	1,000,135
Johnson & Johnson
3.375%, 12/05/2023	500,000	511,691
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,019,535
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,512,807
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,010,366
Stryker Corp.
3.375%, 05/15/2024	1,000,000	998,415
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,007,201
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	992,802
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	954,622
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	975,939
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	964,989
Roche Holdings Inc. (b)
3.000%, 11/10/2025	2,000,000	1,948,226
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	983,946
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	977,946

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Johnson & Johnson
2.450%, 03/01/2026	$500,000	$470,081
Stryker Corp.
3.500%, 03/15/2026	1,000,000	998,126
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	470,767
Pfizer Inc.
2.750%, 06/03/2026	1,000,000	953,496
Amgen Inc.
2.600%, 08/19/2026	1,000,000	913,018
Roche Holdings Inc. (b)
2.375%, 01/28/2027	1,000,000	917,765
Medtronic Global Holdings
3.350%, 04/01/2027	1,000,000	986,745
Eli Lilly and Co.
3.100%, 05/15/2027	500,000	487,690
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	959,212
Amgen Inc.
3.200%, 11/02/2027	1,000,000	948,574
Johnson & Johnson
2.900%, 01/15/2028	1,000,000	959,422
Stryker Corp.
3.650%, 03/07/2028	1,000,000	999,171

		40,671,693

Machinery & Manufacturing (0.98%)
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,001,347
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,003,751
3M Co.
1.625%, 06/15/2019	2,000,000	1,984,626
Danaher Corp.
2.400%, 09/15/2020	500,000	496,500
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	499,029
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,030,299
John Deere Capital Corp.
2.750%, 03/15/2022	500,000	495,314
Deere & Co.
2.600%, 06/08/2022	1,000,000	982,495
Covidien International
3.200%, 06/15/2022	2,000,000	2,005,426
3M Co.
2.000%, 06/26/2022	500,000	483,041
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	975,356
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,010,750
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,502,960
3M Co.
3.000%, 08/07/2025	2,000,000	1,969,934

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Dover Corp.
3.150%, 11/15/2025	$1,000,000	$975,857
3M Co.
2.250%, 09/19/2026	500,000	457,562
Eaton Corp.
3.103%, 09/15/2027	1,000,000	950,426
John Deere Capital Corp.
3.050%, 01/06/2028	1,000,000	963,854

		18,788,527

Media & Broadcasting (0.36%)
Walt Disney Co., The
1.850%, 05/30/2019	2,000,000	1,987,404
Comcast Corp.
3.125%, 07/15/2022	2,000,000	1,998,694
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	984,030
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,009,662
2.350%, 01/15/2027	1,000,000	898,076

		6,877,866

Mining & Metals (0.20%)
Alcoa Inc.
5.720%, 02/23/2019	838,000	865,239
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,009,517
Alcoa Inc.
5.870%, 02/23/2022	756,000	801,360
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	168,000	166,224
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,019,181

		3,861,521

Oil & Gas (1.56%)
Shell International Finance
1.900%, 08/10/2018	1,000,000	997,462
Total Capital SA
2.125%, 08/10/2018	1,000,000	999,555
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,070,953
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,067,974
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	993,981
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,025,571
Total Capital International SA
2.750%, 06/19/2021	1,000,000	995,561
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,945,076
Shell International Finance
2.375%, 08/21/2022	1,000,000	972,834

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Chevron Corp.
2.355%, 12/05/2022	$1,000,000	$969,607
Total Capital International SA
2.700%, 01/25/2023	1,000,000	978,685
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,960,514
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,001,266
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	489,817
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,019,981
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,007,616
2.709%, 03/06/2025	1,000,000	960,768
Shell International Finance
3.250%, 05/11/2025	1,000,000	987,571
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	500,849
Chevron Corp.
3.326%, 11/17/2025	1,000,000	995,157
Trans-Canada Pipelines
4.875%, 01/15/2026	1,000,000	1,085,949
Exxon Mobil Corp.
3.043%, 03/01/2026	1,000,000	977,294
Shell International Finance
2.875%, 05/10/2026	1,000,000	957,925
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,000,000	953,849

		29,915,815

Retailers (1.23%)
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,000,000
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,000,286
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	997,275
Target Corp.
2.300%, 06/26/2019	1,000,000	997,934
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,050,278
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,000,252
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	983,645
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,002,474
Home Depot Inc.
2.625%, 06/01/2022	500,000	493,641
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	996,094
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	979,343

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
CVS Caremark Corp.
4.000%, 12/05/2023	$1,000,000	$1,013,715
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	505,103
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	972,490
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,002,120
Target Corp.
3.500%, 07/01/2024	1,000,000	1,020,318
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	994,764
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	983,932
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	969,876
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	922,653
Target Corp.
2.500%, 04/15/2026	1,000,000	927,935
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	903,540
Costco Wholesale Corp.
3.000%, 05/18/2027	1,000,000	967,313
Amazon.com Inc. (b)
3.150%, 08/22/2027	1,000,000	963,874

		23,648,855

Telecom & Telecom Equipment (0.84%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,000,087
2.300%, 03/11/2019	1,000,000	998,081
Verizon Communications Inc.
3.450%, 03/15/2021	1,000,000	1,014,802
Deutsche Telekom International Finance BV (b)
1.950%, 09/19/2021	1,000,000	960,605
AT&T Inc.
3.000%, 02/15/2022	3,000,000	2,964,009
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	969,333
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,925,180
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	980,513
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,024,486
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,029,588
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	507,665
2.950%, 02/28/2026	500,000	486,060
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	910,744

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Cisco Systems Inc.
2.500%, 09/20/2026	$500,000	$467,503
AT&T Inc.
3.900%, 08/14/2027	1,000,000	993,086

		16,231,742

Transportation (0.76%)
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	997,254
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	500,657
United Parcel Service Inc.
2.450%, 10/01/2022	1,000,000	975,617
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,495,149
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	986,632
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,025,829
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,026,434
Union Pacific Corp.
3.250%, 08/15/2025	500,000	496,066
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	1,905,934
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	953,460
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	472,849
United Parcel Service Inc.
2.400%, 11/15/2026	500,000	460,506
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	966,310
Norfolk Southern Corp.
3.150%, 06/01/2027	500,000	479,283
United Parcel Service Inc.
3.050%, 11/15/2027	2,000,000	1,915,544

		14,657,524

Utilities & Energy (4.24%)
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,000,000
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	500,725
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,003,004
Consolidated Edison Co. of New York
5.850%, 04/01/2018	500,000	501,185
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,003,312
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	502,544
2.300%, 09/15/2018	1,000,000	1,000,223
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,496,937

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Public Service Electric and Gas Co.
1.800%, 06/01/2019	$1,000,000	$989,102
Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	502,380
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,057,594
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	502,529
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	976,023
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	1,986,060
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	993,593
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	991,076
Detroit Edison Co.
2.650%, 06/15/2022	500,000	489,293
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	961,577
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	981,793
Northern States Power Co.
2.150%, 08/15/2022	500,000	483,319
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	961,128
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	984,092
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	973,570
PECO Energy Co.
2.375%, 09/15/2022	500,000	486,017
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	964,645
Tampa Electric Co.
2.600%, 09/15/2022	500,000	484,331
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	483,633
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	973,674
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	977,830
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	976,303
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,931,812
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,963,396
Pacificorp
2.950%, 06/01/2023	1,000,000	992,608
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	986,108
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,004,980

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Laclede Gas Co.
3.400%, 08/15/2023	$1,000,000	$993,499
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,026,417
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,041,446
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	507,923
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,016,889
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,013,051
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,007,922
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,058,344
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,020,935
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,005,329
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	993,585
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	997,323
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	951,153
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	489,620
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	959,865
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	975,769
Pacific Gas & Electric
3.500%, 06/15/2025	1,000,000	975,910
Southern California Gas Co.
3.200%, 06/15/2025	500,000	494,587
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	989,517
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	983,911
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	490,925
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	989,503
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	981,968
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	978,692
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	986,529
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	972,832
Brooklyn Union Gas Co. (b)
3.407%, 03/10/2026	1,000,000	985,293

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Georgia Power Co.
3.250%, 04/01/2026	$1,000,000	$971,568
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	932,243
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	935,139
Commonwealth Edison Co.
2.550%, 06/15/2026	1,000,000	936,635
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	935,003
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	931,799
KeySpan Gas East Corp. (b)
2.742%, 08/15/2026	1,000,000	941,272
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	460,031
Public Service Electric and Gas Co.
2.250%, 09/15/2026	1,000,000	912,590
AEP Transmission Company LLC
3.100%, 12/01/2026	500,000	484,623
Consolidated Edison Co. of New York
2.900%, 12/01/2026	500,000	473,981
Duke Energy Carolinas
2.950%, 12/01/2026	1,000,000	959,920
Westar Energy Inc.
3.100%, 04/01/2027	1,000,000	969,431
NSTAR Electric Co.
3.200%, 05/15/2027	1,000,000	972,235
Public Service Electric and Gas Co.
3.000%, 05/15/2027	500,000	481,166
Appalachian Power Co.
3.300%, 06/01/2027	1,000,000	972,584
Rochester Gas & Electric Corp. (b)
3.100%, 06/01/2027	1,000,000	981,958
Atmos Energy Corp.
3.000%, 06/15/2027	500,000	482,036
Union Electric Co.
2.950%, 06/15/2027	1,000,000	961,358
Boston Gas Co. (b)
3.150%, 08/01/2027	500,000	481,369
Commonwealth Edison Co.
2.950%, 08/15/2027	500,000	476,923
Wisconsin Power & Light
3.050%, 10/15/2027	1,000,000	963,699
Consolidated Edison Co. of New York
3.125%, 11/15/2027	1,000,000	973,676
Pacific Gas & Electric (b)
3.300%, 12/01/2027	1,000,000	942,496
Southern California Edison Co. (c)
3.650%, 03/01/2028	1,000,000	998,180

		81,487,048

Total Corporate Bonds
(cost $401,631,540)		394,708,007

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Principal amount	Value
Foreign Government Bonds (0.10%)
Province of Quebec
2.500%, 04/20/2026	$1,000,000	$950,584
Province of Ontario
2.500%, 04/27/2026	1,000,000	948,320

Total Foreign Government Bonds
(cost $1,994,434)		1,898,904

Government Agency Securities (d) (4.54%)
Agency Commercial Mortgage-Backed Securities (4.35%)
Federal Home Loan Mortgage Corp.
Series K018, Class A2
2.789%, 01/25/2022	10,000,000	9,967,118
Series K029, Class A1
2.839%, 10/25/2022	6,336,801	6,344,316
Series KSMC, Class A2
2.615%, 01/25/2023	2,000,000	1,968,254
Series K722, Class A2
2.406%, 03/25/2023	1,000,000	974,868
Series K723, Class A2
2.454%, 08/25/2023	2,000,000	1,944,896
Series K724, Class A2
3.062%, 11/25/2023	500,000	500,741
Series K725, Class A2
3.002%, 01/25/2024	3,000,000	2,994,243
Series K726, Class A2
2.905%, 04/25/2024	1,500,000	1,488,116
Series K044, Class A2
2.811%, 01/25/2025	2,000,000	1,964,782
Series K049, Class A2
3.010%, 07/25/2025	2,000,000	1,983,240
Series K054, Class A2
2.745%, 01/25/2026	500,000	484,500
Series K055, Class A2
2.673%, 03/25/2026	2,000,000	1,926,030
Series K056, Class A2
2.525%, 05/25/2026	2,000,000	1,902,318
Series K057, Class A2
2.570%, 07/25/2026	2,000,000	1,907,218
Series K058, Class A2
2.653%, 08/25/2026	1,500,000	1,436,199
Series K059, Class A2
3.120%, 09/25/2026	1,500,000	1,486,329
Series K060, Class A2
3.300%, 10/25/2026	1,500,000	1,505,883
Series K061, Class A2
3.347%, 11/25/2026	2,000,000	2,013,318
Series K062, Class A2
3.413%, 12/25/2026	1,500,000	1,516,188
Series K063, Class A2
3.430%, 01/25/2027	2,000,000	2,024,172
Series K064, Class A2
3.224%, 03/25/2027	2,500,000	2,490,590
Series K065, Class A2
3.243%, 04/25/2027	2,000,000	1,994,794
Series K072, Class A2
3.444%, 12/25/2027	1,500,000	1,516,685
Series K073, Class A2
3.350%, 01/25/2028	1,000,000	1,002,440

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Federal National Mortgage Association
Series 2012-M5, Class A2
2.715%, 02/25/2022	$3,500,000	$3,475,483
Series 2016-M12, Class AV2
2.308%, 10/25/2023	1,000,000	949,362
Series 2015-M11, Class A2
2.835%, 04/25/2025	2,000,000	1,968,780
Series 2015-M17, Class A2
2.938%, 11/25/2025	1,000,000	986,724
Series 2016-M6, Class A2
2.488%, 05/25/2026	1,000,000	945,745
Series 2016-M9, Class A2
2.292%, 06/25/2026	1,000,000	930,933
Series 2016-M11, Class A2
2.369%, 07/25/2026	2,000,000	1,879,160
Series 2016-M12, Class A2
2.448%, 09/25/2026	2,000,000	1,883,518
Series 2016-M13, Class A2
2.477%, 09/25/2026	1,000,000	943,351
Series 2016-M7, Class A2
2.499%, 09/25/2026	1,000,000	943,201
Series 2017-M1, Class A2
2.417%, 10/25/2026	2,500,000	2,344,553
Series 2017-M4, Class A2
2.597%, 12/25/2026	2,500,000	2,371,385
Series 2017-M3, Class A2
2.486%, 12/25/2026	2,000,000	1,882,736
Series 2017-M7, Class A2
2.961%, 02/25/2027	2,000,000	1,947,524
Series 2017-M2, Class A2
2.784%, 02/25/2027	1,000,000	964,220
Series 2017-M8, Class A2
3.061%, 05/25/2027	2,000,000	1,961,506
Series 2018-M1, Class A2
2.986%, 12/25/2027	2,000,000	1,949,600
Series 2018-M2, Class A2
2.903%, 01/25/2028	2,000,000	1,937,014

		83,602,033

Agency Notes & Bonds (0.19%)
Tennessee Valley Authority
1.750%, 10/15/2018	1,500,000	1,497,732
3.875%, 02/15/2021	2,000,000	2,078,908

		3,576,640

Total Government Agency Securities
(cost $89,616,489)		87,178,673

U.S. Treasury Obligations (8.59%)
U.S. Treasury Notes
3.750%, 11/15/2018	10,000,000	10,121,880
3.125%, 05/15/2019	10,000,000	10,115,230
3.625%, 08/15/2019	10,000,000	10,202,340

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.375%, 11/15/2019	$10,000,000	$10,189,060
3.625%, 02/15/2020	10,000,000	10,255,860
3.500%, 05/15/2020	20,000,000	20,504,680
1.375%, 10/31/2020	5,000,000	4,870,115
3.625%, 02/15/2021	10,000,000	10,340,630
2.000%, 02/28/2021	5,000,000	4,936,915
2.000%, 11/15/2021	25,000,000	24,532,225
2.500%, 08/15/2023	10,000,000	9,900,000
2.750%, 11/15/2023	10,000,000	10,017,970
2.500%, 05/15/2024	5,000,000	4,926,565
2.000%, 02/15/2025	15,000,000	14,230,665
2.750%, 02/15/2028	10,000,000	9,898,050

Total U.S. Treasury Obligations
(cost $165,044,179)		165,042,185

	Shares	Value
Short-term Investments (0.96%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.26%(e)	18,452,767	$18,452,767

Total Short-term Investments
(cost $18,452,767)		18,452,767

TOTAL INVESTMENTS (99.64%)
(cost $1,114,589,136)		1,914,550,772
OTHER ASSETS, NET OF LIABILITIES (0.36%)		6,976,556

NET ASSETS (100.00%)		$1,921,527,328

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the value of these securities amounted to $27,476,393 or 1.43% of net assets.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(d)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(e)	Rate shown is the 7-day yield as of February 28, 2018.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 28, 2018

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (97.71%)
U.S. Treasury Notes
2.875%, 03/31/2018	$5,000,000	$5,005,920
2.625%, 04/30/2018	5,000,000	5,009,190
2.375%, 05/31/2018	5,000,000	5,008,780
2.375%, 06/30/2018	10,000,000	10,018,750
2.250%, 07/31/2018	10,000,000	10,016,800
1.375%, 11/30/2018	10,000,000	9,952,730
1.375%, 12/31/2018	10,000,000	9,944,920
1.250%, 01/31/2019	10,000,000	9,925,000
1.375%, 02/28/2019	10,000,000	9,928,130
1.500%, 03/31/2019	10,000,000	9,933,980
1.125%, 05/31/2019	10,000,000	9,873,830
1.250%, 10/31/2019	15,000,000	14,760,345
1.375%, 01/31/2020	10,000,000	9,834,770
1.375%, 02/29/2020	5,000,000	4,911,720
1.375%, 03/31/2020	5,000,000	4,905,275
1.125%, 04/30/2020	5,000,000	4,874,219
1.500%, 05/31/2020	5,000,000	4,908,790
1.875%, 06/30/2020	10,000,000	9,892,580
1.625%, 07/31/2020	5,000,000	4,914,845
1.375%, 08/31/2020	5,000,000	4,880,665
2.125%, 01/31/2021	10,000,000	9,916,020
1.375%, 04/30/2021	10,000,000	9,668,360
2.000%, 05/31/2021	10,000,000	9,851,170
1.125%, 07/31/2021	5,000,000	4,775,000
2.000%, 08/31/2021	5,000,000	4,912,890
2.000%, 10/31/2021	7,500,000	7,357,620
1.875%, 11/30/2021	10,000,000	9,764,450
1.500%, 01/31/2022	10,000,000	9,601,950
1.750%, 02/28/2022	10,000,000	9,687,500
1.750%, 03/31/2022	10,000,000	9,680,080
1.750%, 04/30/2022	5,000,000	4,834,570
1.750%, 05/15/2022	10,000,000	9,669,140
1.625%, 08/15/2022	8,500,000	8,149,044
1.750%, 09/30/2022	5,000,000	4,810,155
1.875%, 10/31/2022	2,000,000	1,933,594
2.000%, 11/30/2022	2,500,000	2,428,710
2.000%, 02/15/2023	5,000,000	4,848,240
1.625%, 04/30/2023	5,000,000	4,747,070
1.625%, 05/31/2023	10,000,000	9,484,380
1.375%, 06/30/2023	5,000,000	4,674,805
1.250%, 07/31/2023	5,000,000	4,636,135
2.500%, 08/15/2023	5,000,000	4,950,000
1.375%, 09/30/2023	5,000,000	4,655,860
1.625%, 10/31/2023	5,000,000	4,715,625
2.125%, 11/30/2023	10,000,000	9,684,380
2.250%, 01/31/2024	3,000,000	2,919,726
2.125%, 02/29/2024	3,000,000	2,896,524
2.125%, 03/31/2024	3,000,000	2,894,415

Total U.S. Treasury Obligations
(cost $344,685,183)		336,648,652

	Shares	Value
Short-term Investments (1.87%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.26% (a)	6,459,956	$6,459,956

Total Short-term Investments
(cost $6,459,956)		6,459,956

TOTAL INVESTMENTS (99.58%)
(cost $351,145,139)		343,108,608
OTHER ASSETS, NET OF LIABILITIES (0.42%)		1,432,035

NET ASSETS (100.00%)		$344,540,643

(a)	Rate shown is the 7-day yield as of February 28, 2018.

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (98.36%)
Alabama (2.28%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	NR	$1,030,000	$1,063,156
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,186,701
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	601,468
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	620,586
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	645,060
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	525,000	542,651
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2027	NR	2,015,000	2,083,671
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	675,347
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	310,000	320,394
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2028	NR	1,190,000	1,230,555
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.000%	05/01/2028	A2	980,000	973,179
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	701,050
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,304,989
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.125%	05/01/2029	A2	1,010,000	1,000,102
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	08/15/2029	A1	1,620,000	1,770,368

					15,719,277

Alaska (1.88%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,028,958
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,002,560
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100) (b)	5.500%	07/01/2025	Aa2	1,190,000	1,252,773
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,108,819
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,063,251
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,421,845
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,114,972
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,461,182
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2030	AAA	1,125,000	1,141,549
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,385,769

					12,981,678

Arizona (4.35%)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	516,530
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A1	4,180,000	4,370,817
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa3	1,965,000	2,116,266
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2021	A+	500,000	523,095
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,036,310
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	592,800
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA	500,000	563,465
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA	495,000	516,894
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa3	1,000,000	1,122,500

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	$1,000,000	$1,046,190
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,101,270
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	930,000	959,779
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,303,932
Pima County, Arizona, General Obligation Bonds, Series 2009A (Economically Defeased to 07-01-2019 @ 100) (b)	4.000%	07/01/2023	AA-	1,500,000	1,546,575
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,190,327
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,847,947
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2024	A+	1,000,000	1,046,190
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,258,654
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	622,061
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	545,000	589,554
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	838,180
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,127,420
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	447,696
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,186,900
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	Aa2	1,000,000	1,009,550
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.000%	01/01/2032	AA	500,000	514,970

					29,995,872

Arkansas (2.98%)
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.125%	10/01/2022	Aa3	100,000	102,222
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,292,560
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.250%	10/01/2024	Aa3	335,000	342,685
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,413,087
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	1,025,000	1,017,897
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,262,320
City of Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2008	5.250%	10/01/2028	A	915,000	934,636
City of Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.250%	10/01/2028	NR	585,000	598,244
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	421,166
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,027,450
Rogers School District No. 30 of Benton County, Arkansas, Refunding Bonds	3.125%	02/01/2030	NR	2,880,000	2,742,106
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.500%	10/01/2030	Aa3	500,000	512,190
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	902,153

					20,568,716

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (4.64%)
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	$2,900,000	$2,907,308
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	262,636
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008 (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2025	AAA	575,000	583,470
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.000%	08/01/2025	Aaa	1,115,000	1,202,003
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.250%	08/01/2026	Aaa	1,275,000	1,385,033
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.250%	08/01/2026	Aa1	1,555,000	1,580,440
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,254,344
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,077,810
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	2.000%	08/01/2027	Aa3	875,000	836,693
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	753,323
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,625,096
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,025,129
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	3.500%	08/01/2029	Aa2	1,190,000	1,257,533
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,783,081
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	AA-	2,835,000	2,889,432
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	586,154
Marin Community College District, (Marin County, California), Election of 2016 General Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aaa	1,095,000	1,188,590
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	AA-	1,600,000	1,724,336
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	3,000,000	2,938,410
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2031	Aa2	400,000	431,392
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2031	Aa2	750,000	730,530
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2032	Aa2	500,000	535,775
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2032	Aa2	750,000	726,023
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2032	AA	510,000	545,924
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	550,000	585,046
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2008-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	600,000	638,232

					32,053,743

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (2.45%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	$205,000	$213,426
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	Aa2	900,000	1,005,975
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B (c)	3.000%	12/15/2023	Aa1	3,300,000	3,440,646
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2024	AA-	100,000	100,929
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2025	NR	1,500,000	1,520,835
Adams County School District No. 1, (Mapleton Public Schools), Adams County, Colorado, General Obligation Refunding Bonds, Series 2016	2.000%	12/01/2025	Aa3	375,000	354,630
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2025	AA-	210,000	210,586
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,093,720
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2026	NR	1,465,000	1,485,349
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.750%	12/01/2026	AA-	200,000	202,642
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	2,893,950
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	493,900
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,054,380
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2034	A+	2,500,000	2,866,925

					16,937,893

Connecticut (3.47%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	505,195
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	544,121
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	128,436
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	517,980
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	615,126
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,525,000	1,526,068
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,005,040
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,006,330
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (d)	2.000%	07/01/2042	Aaa	18,000,000	17,117,280

					23,965,576

Florida (3.20%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	AA-	1,000,000	1,021,260
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	110,261
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,465,018
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,170,000	1,212,260
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	AA-	600,000	639,156

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	$1,455,000	$1,502,797
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2022	Aa1	1,215,000	1,258,886
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2022	Aa2	365,000	405,322
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	09/01/2023	Aa1	1,290,000	1,336,595
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa2	200,000	222,094
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	2,000,000	2,171,760
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa2	2,485,000	2,697,815
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 10-01-2018 @ 100) (b)	5.000%	10/01/2026	Aa2	2,000,000	2,043,000
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	452,224
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,424,303
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	4.000%	09/01/2032	Aa3	540,000	571,957
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	840,855
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2033	Aa3	750,000	866,460
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2034	Aa3	750,000	863,130

					22,105,153

Georgia (1.52%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	208,622
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	263,723
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,227,502
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2021	NR	625,000	657,825
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,089,830
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa2	1,660,000	1,803,988
Fayette County, Georgia, Water Revenue Bond, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.375%	10/01/2024	Aa2	750,000	782,708
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.625%	01/01/2028	AA	1,000,000	1,035,080
Forsyth County, Georgia, General Obligation Bonds, Series 2008A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2028	Aaa	1,000,000	1,035,530
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	2,300,000	2,354,579

					10,459,387

Hawaii (0.39%)
State of Hawaii, Highway Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.750%	01/01/2027	Aa2	2,000,000	2,072,220
County of Hawaii, General Obligation Bonds, 2013 Series A (Prerefunded to 09-01-2022 @ 100) (b)	5.000%	09/01/2031	AA-	575,000	651,487

					2,723,707

Idaho (0.45%)
Independent School District No. 1 of Nez Perce County, Idaho (Lewiston), General Obligation Bonds, Series 2017B, (Sales Tax and Credit Enhancement Guaranty)	4.000%	09/15/2031	Aa3	2,880,000	3,082,896

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (0.49%)
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	$1,200,000	$1,266,156
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,110,260

					3,376,416

Indiana (3.54%)
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	130,000	132,101
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	A	910,000	940,512
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011 (Escrowed to maturity) (b)	4.000%	07/10/2020	A+	2,075,000	2,191,117
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	249,655
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Escrowed to maturity) (b)	4.500%	08/01/2020	A1	2,075,000	2,215,893
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O (Prerefunded to 01-01-2019 @ 100) (b)	5.250%	07/01/2022	Aa3	500,000	516,000
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	197,848
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O (Prerefunded to 01-01-2019 @ 100) (b)	5.250%	07/01/2023	Aa3	1,060,000	1,093,920
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	231,516
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	226,622
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Prerefunded to 08-01-2020 @ 100) (b)	4.500%	08/01/2025	A1	1,530,000	1,633,887
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,381,007
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	07/15/2026	A+	1,000,000	915,560
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,290,607
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,305,000	1,182,461
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA-	1,190,000	1,278,715
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA-	500,000	553,425
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2028	A+	500,000	541,840
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,065,990
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	227,236
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2029	A+	2,000,000	2,157,160
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	AA-	3,000,000	3,429,000
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	787,530

					24,439,602

Iowa (4.22%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	1,190,000	1,197,878
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,358,937
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2025	Aa2	2,095,000	1,980,445
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	268,273
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,404,958

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.625%	07/01/2025	AA	$1,775,000	$1,794,543
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2026	Aa2	2,135,000	1,985,614
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	503,690
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,143,040
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,471,235
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.625%	07/01/2026	AA	1,750,000	1,769,268
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.125%	06/01/2027	Aa2	2,180,000	2,019,269
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,622,429
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,181,510
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	3,000,000	2,707,380
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.750%	07/01/2027	AA	1,950,000	1,972,269
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2019 @ 100) (b)	5.000%	06/01/2028	Aa2	1,000,000	1,040,530
City of West Des Moines, Iowa, General Obligation Urban Renewal Bonds, Series 2017D	3.000%	06/01/2031	AAA	1,770,000	1,733,839

					29,155,107

Kansas (3.53%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,015,528
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2024	AA-	2,000,000	2,108,260
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.500%	09/01/2025	Aaa	1,115,000	1,131,680
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2026	Aaa	2,220,000	2,255,942
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2026	Aa2	2,740,000	2,770,715
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2027	Aa2	1,490,000	1,485,113
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,021,810
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @ 100) (b)	4.500%	09/01/2028	Aa2	3,000,000	3,258,480
Water District No. 1 of Johnson County, Kansas, Water Revenue Refunding Bonds, Series 2017A	3.000%	01/01/2032	Aaa	2,500,000	2,419,900
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2017A	5.000%	09/01/2033	Aa2	5,000,000	5,870,750

					24,338,178

Kentucky (1.25%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	A1	2,040,000	2,066,234
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,852,250
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,163,935
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa3	3,660,000	3,545,259

					8,627,678

Maine (0.42%)
Maine Municipal Bond Bank, 2017 Series D Refunding Bonds	3.000%	11/01/2031	Aa2	3,000,000	2,901,570

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (1.14%)
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A (Prerefunded to 02-15-2020 @ 100) (b)	4.000%	02/15/2026	Aaa	$2,075,000	$2,171,986
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A (Prerefunded to 04-01-2018 @ 100) (b)	4.625%	04/01/2026	Aa1	2,140,000	2,145,992
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A (Prerefunded to 03-01-2019 @ 100)(b)	5.000%	03/01/2027	Aa1	1,500,000	1,553,295
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,022,100

					7,893,373

Massachusetts (0.64%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A (Prerefunded to 06-01-2021 @ 100) (b)	5.000%	06/01/2034	Aa1	2,000,000	2,206,260
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	2,000,000	2,209,420

					4,415,680

Michigan (3.81%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	502,275
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	451,224
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,038,930
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa3	425,000	465,396
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	735,273
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2022	A+	275,000	302,654
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa3	450,000	502,520
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,545,306
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2023	A+	400,000	440,224
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2024	A+	600,000	660,336
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,052,640
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	749,147
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa3	1,260,000	1,406,525
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,370,935
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa3	2,300,000	2,436,505
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,082,001
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,138,280

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	$500,000	$536,000
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,154,614
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	797,325
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	871,251
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	319,800
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	685,962
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	796,873
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,249,182

					26,291,178

Minnesota (1.83%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,031,114
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	193,802
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,813,387
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,026,240
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	A2	3,860,000	3,962,483
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,624,312

					12,651,338

Mississippi (1.82%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa2	1,000,000	1,057,240
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,660,916
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100) (b)	5.375%	04/01/2025	NR	2,290,000	2,297,786
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100) (b)	5.375%	04/01/2026	NR	1,000,000	1,003,400
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,041,070
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,504,429

					12,564,841

Missouri (2.44%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	472,283
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,197,764
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	3,000,000	3,095,490
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa2	465,000	503,353

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100) (b)	4.750%	03/01/2027	Aa1	$5,750,000	$5,750,000
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa2	400,000	430,912
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100) (b)	5.000%	03/01/2028	AA	2,000,000	2,000,000
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa2	425,000	454,916
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	370,000	392,899
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program), (Prerefunded to 03-01-2020 @ 100) (b)	5.000%	03/01/2031	NR	380,000	404,833
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,128,330

					16,830,780

Montana (1.07%)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	909,880
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	528,045
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,081,486
High School District No. 1 (Missoula), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2032	Aa3	1,010,000	1,080,589
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,149,288
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2033	A+	520,000	557,279
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2034	A+	565,000	600,380
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2035	A+	845,000	894,872
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2036	A+	585,000	617,953

					7,419,772

Nebraska (2.08%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,377,269
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,731,584
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010 (c)	4.000%	12/15/2024	Aa2	3,000,000	3,123,510
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	A+	145,000	148,857
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	A+	180,000	196,459
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,129,320
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	150,000	163,197
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	A+	250,000	288,228
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	769,303
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	270,380

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	A+	$260,000	$299,169
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	349,928
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	797,335
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,085,554
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	640,942

					14,371,035

Nevada (0.47%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,214,941

New Jersey (3.17%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,310,000	1,319,825
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,907,676
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,604,788
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	AA-	1,075,000	1,152,088
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	315,000	326,006
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	782,235
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,808,565
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA+	685,000	712,133
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	809,498
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	625,014
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	503,693
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,516,537
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,443,486
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,067,010
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aaa	1,140,000	1,199,713
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	2,000,000	2,071,000

					21,849,267

New Mexico (3.19%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,613,260
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,582,335
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa2	2,000,000	2,080,620
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,579,336
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,023,140
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,050,536
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,275,212

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	$675,000	$717,161
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.000%	08/01/2026	Aa3	900,000	918,630
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	739,389
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.250%	08/01/2027	Aa3	900,000	925,713
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A2	1,515,000	1,535,134
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	761,337
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.500%	08/01/2028	Aa3	900,000	934,560
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A2	1,515,000	1,525,469
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	783,008

					22,044,840

New York (2.25%)
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010 (Economically Defeased to 03-15-2018 @ 100) (b)	3.250%	03/15/2020	Aa2	1,665,000	1,666,282
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C (Economically Defeased to 10-15-2019 @ 100) (b)	4.000%	10/15/2021	A3	3,000,000	3,116,580
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010 (Economically Defeased to 07-15-2019 @ 100) (b)	4.000%	07/15/2022	Aa2	1,265,000	1,307,340
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010 (Economically Defeased to 07-15-2019 @ 100) (b)	4.000%	07/15/2023	Aa2	1,615,000	1,669,054
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	460,745
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,012,090
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,416,310
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,850,450

					15,498,851

North Carolina (1.49%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,014,560
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2022	Aa2	1,000,000	1,034,010
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,059,450
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,029,000
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,051,700
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	AA+	1,210,000	1,281,402
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	804,699
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	303,149
County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017	3.000%	06/01/2031	Aa1	2,850,000	2,710,977

					10,288,947

North Dakota (1.06%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,056,580
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.000%	05/01/2027	Aa1	860,000	870,681
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.125%	05/01/2028	Aa1	845,000	853,627

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Dakota (Cont.)
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.250%	05/01/2029	Aa1	$835,000	$843,701
Bismarck Public School District No. 1, Burleigh County, North Dakota, General Obligation School Building Bonds, Series 2017	3.125%	05/01/2030	Aa2	1,695,000	1,675,491
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2031	Aa1	1,015,000	1,002,546
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2032	Aa1	1,060,000	1,035,588

					7,338,214

Ohio (3.98%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,141,100
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01-2021 @ 100) (b)	4.300%	11/01/2023	AA-	2,840,000	3,094,805
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A (Prerefunded to 12-01-2021 @ 100) (b)	4.000%	12/01/2024	Aaa	2,155,000	2,328,456
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa2	660,000	677,932
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	531,022
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,572,171
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa2	865,000	881,011
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,008,950
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	199,992
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,336,038
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2028	Aa2	1,000,000	1,136,750
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	1,565,000	1,678,009
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2028	Aa2	225,000	256,093
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	907,696
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2029	Aa2	200,000	227,294
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,510,953
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2030	Aa2	235,000	251,119
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	380,983
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018 (e)	4.000%	12/01/2030	Aa1	750,000	803,213
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2031	Aa2	220,000	234,146

See accompanying notes to schedules of investments.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018 (e)	4.000%	12/01/2031	Aa1	$350,000	$372,467
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2032	Aa2	1,500,000	1,705,125
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2032	Aa2	220,000	233,207
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax) (e)	4.000%	12/01/2032	AA	1,750,000	1,857,203
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018 (e)	4.000%	12/01/2032	Aa1	375,000	397,673
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2033	Aa2	370,000	390,642
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018 (e)	4.000%	12/01/2033	Aa1	400,000	422,400
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax) (e)	4.000%	12/01/2034	AA	1,000,000	1,053,840
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018 (e)	4.000%	12/01/2034	Aa1	875,000	919,468

					27,509,758

Oklahoma (1.37%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,610,925
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,014,040
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,086,230
The Edmond Public Works Authority, (Edmond, Oklahoma), Sales Tax and Utility System Revenue Bonds, Series 2017	5.000%	07/01/2032	AA-	1,500,000	1,751,820

					9,463,015

Oregon (2.09%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,050,390
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2023	AA-	1,500,000	1,515,975
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	395,784
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,410,292
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	655,000	672,318
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	758,723
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.500%	12/01/2025	AA-	400,000	398,872
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A), (Refunding)	2.850%	12/01/2025	Aa1	385,000	395,799
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	670,000	682,341
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	763,815
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-01-2019 @ 100) (b)	4.625%	06/01/2028	AA	1,335,000	1,387,172
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	2,883,400
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-15-2019 @ 100) (b)	5.000%	06/15/2029	AA	2,000,000	2,090,100

					14,404,981

28	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (1.62%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aaa	$1,605,000	$1,723,593
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	3.000%	06/01/2026	AA+	430,000	439,791
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aaa	2,505,000	2,680,275
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	1,825,000	1,980,362
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2027	NR	375,000	407,546
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2028	AA+	340,000	366,211
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2029	AA+	305,000	325,746
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,675,095
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014 (Prerefunded to 11-15-2024 @ 100) (b)	5.000%	11/15/2031	AA	1,365,000	1,604,721

					11,203,340

South Carolina (1.74%)
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,494,551
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,788,197
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	805,208
University of South Carolina, Higher Education Revenue Bonds, Series 2008A (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	06/01/2025	Aa2	1,130,000	1,139,707
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA-	355,000	362,334
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA-	370,000	383,649
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA-	380,000	391,571
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA-	520,000	546,400
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,137,274
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,392,913
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA-	535,000	558,144

					11,999,948

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012 (Prerefunded to 01-15-2022 @ 100) (b)	3.000%	07/15/2022	AA-	250,000	260,685

Tennessee (2.32%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,050,000	1,076,943
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa1	655,000	674,925
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A (Prerefunded to 05-15-2021 @ 100) (b)	4.500%	05/15/2022	AA+	2,760,000	2,998,050
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa1	670,000	687,427
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA+	2,000,000	2,011,520

See accompanying notes to schedules of investments.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	$1,105,000	$1,163,587
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	938,470
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa1	1,170,000	1,201,204
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	756,603
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	780,428
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	805,977
Washington County, Tennessee, General Obligation School and Improvement Bonds, Series 2017B	3.000%	06/01/2030	Aa2	850,000	824,458
Washington County, Tennessee, General Obligation School Bonds, Series 2017A	3.000%	06/01/2030	Aa2	935,000	906,903
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,212,801

					16,039,296

Texas (3.28%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,051,780
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,043,990
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,545,263
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A (Prerefunded to 11-15-2019 @ 100) (b)	5.000%	11/15/2025	Aa2	2,000,000	2,116,160
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011 (Prerefunded to 02-15-2020 @ 100) (b)	4.750%	02/15/2026	AA	1,620,000	1,717,394
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,747,171
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	2.250%	08/01/2026	Aaa	2,285,000	2,190,789
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 11-15-2018 @ 100) (b)	5.250%	11/15/2026	Aa3	3,000,000	3,083,220
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,675,511
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009 (Prerefunded to 02-15-2019 @ 100) (b)	5.000%	02/15/2027	AA	1,000,000	1,034,140
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,365,269
Lake Travis Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax Refunding Bonds, Series 2017	4.000%	02/15/2033	AA+	1,000,000	1,074,740

					22,645,427

Utah (1.32%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	427,843
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	626,112
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,299,866
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008 (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2029	Aa3	1,970,000	1,990,981
The Central Utah Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B, (Crossover Refunding)	4.000%	10/01/2033	AA+	2,500,000	2,678,775
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2033	AA+	1,000,000	1,062,990
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2034	AA+	1,000,000	1,058,760

					9,145,327

30	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (1.33%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	$1,500,000	$1,551,180
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,132,210
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	330,000	349,916
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	Aa2	2,000,000	2,073,940
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	698,074
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa1	1,205,000	1,284,108
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,106,620

					9,196,048

Washington (6.89%)
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	340,000	347,970
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	642,797
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	568,877
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,022,150
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016	4.625%	12/01/2024	Aa3	235,000	246,821
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016 (Prerefunded to 12-01-2019 @ 100) (b)	4.625%	12/01/2024	NR	3,765,000	3,957,693
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	01/01/2025	AA-	565,000	571,916
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008 (Prerefunded to 04-01-2019 @ 100) (b)	6.000%	04/01/2025	Aa2	1,325,000	1,388,945
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2025	AA+	1,000,000	1,008,590
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,335,754
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2025	AA+	2,000,000	2,054,660
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,141,480
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	01/01/2026	AA-	500,000	506,120
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,705,475
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.000%	12/01/2026	Aa2	350,000	357,970
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	412,268
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,180,426
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,122,818
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	356,598
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,092,410
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,120,100
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	2,000,000	1,995,060
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,758,340
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	AA-	985,000	1,113,808
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	5,760,000

See accompanying notes to schedules of investments.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	$2,100,000	$2,347,275
State of Washington, Various Purpose General Obligation Bonds, Series 2009A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2031	Aa1	1,500,000	1,518,360
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2033	Aa2	840,000	891,316
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2017	4.000%	12/01/2033	AA+	5,000,000	5,326,050
Public Utility District No. 1 of Clark County, Washington, Water System Revenue and Refunding Bonds, Series 2017	5.000%	01/01/2034	AA-	1,010,000	1,158,894
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2034	Aa2	510,000	539,065

					47,550,006

West Virginia (1.57%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,765,242
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,521,920
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA-	1,105,000	1,176,891
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	381,518
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	119,861
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA-	2,180,000	2,311,149
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	593,908

					10,870,489

Wisconsin (3.29%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	250,000	252,830
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	175,000	177,391
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	858,192
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	288,212
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	321,663
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,024,280
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,071,460
City of Oshkosh, Wisconsin, (Winnebago County), Water System Revenue Refunding Bonds, Series 2016G	2.000%	01/01/2026	Aa3	955,000	885,600
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,541,706
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds, Series 2016H	2.000%	08/01/2026	Aa3	1,090,000	1,003,934
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2027	Aa3	340,000	364,823
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2028	Aa3	275,000	293,010
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2029	Aa3	400,000	424,132

32	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C (Prerefunded to 04-01-2020 @ 100) (b)	5.000%	04/01/2029	AA+	$3,000,000	$3,210,420
State of Wisconsin, General Obligation Bonds of 2008, Series D (Prerefunded to 05-01-2018 @ 100) (b)	6.000%	05/01/2029	AA	1,000,000	1,007,790
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A	1,000,000	1,132,210
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A	2,000,000	2,259,220
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A	2,200,000	2,480,874
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2017F	3.000%	04/01/2032	AA+	2,240,000	2,093,235

					22,690,982

Total Long-term Municipal Bonds
(cost $671,136,429)					679,084,808

Short-term Municipal Variable Rate Demand Notes (1.00%)
Florida (0.12%)
City of Gainesville, Florida, Variable Rate, Utilities System Revenue Bonds, 2005 Series C (f)	1.120%	10/01/2026	Aa3	810,000	810,000

New York (0.88%)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2017 Series BB, Fiscal 2017 Subseries BB-2 Bonds (f)	1.100%	06/15/2049	Aa1	4,150,000	4,150,000
New York City, Municipal Water Finance Authority, Water and Sewer System Second
General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2011 Series DD, Fiscal 2011 Subseries DD-1 Bonds (f)	1.100%	06/15/2043	Aa1	1,200,000	1,200,000
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2015 Series BB, Fiscal 2015 Subseries BB-4 Bonds (f)	1.080%	06/15/2050	Aa1	750,000	750,000

					6,100,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $6,910,000)					6,910,000

See accompanying notes to schedules of investments.	33

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2018

(Unaudited)

	Shares	Value
Short-term Investments (0.48%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.26% (g)	3,291,575	$3,291,575

Total Short-term Investments
(cost $3,291,575)		3,291,575

TOTAL INVESTMENTS (99.84%)
(cost $681,338,004)		689,286,383
OTHER ASSETS, NET OF LIABILITIES (0.16%)		1,073,642

NET ASSETS (100.00%)		$690,360,025

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	This security has been segregated to cover when-issued purchase commitments.

(d)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(e)	Security purchased on a “when-issued” basis.

(f)	Rate shown is as of February 28, 2018.

(g)	Rate shown is the 7-day yield as of February 28, 2018.

NR - Not Rated

34	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 28, 2018. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 28, 2018, the Municipal Bond Fund had commitments of $5,827,524 (representing 0.84% of net assets) for when-issued securities.

35

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. This update requires certain premiums on callable debt securities to be amortized to the earliest call date. The amendments will be applied on a modified-retrospective basis and are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

36

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of February 28, 2018:

		Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$4,845,354,474	$—	$—	$4,845,354,474
Short-term Investments	25,667,360	—	—	25,667,360
Balanced Fund
Common Stocks (a)	1,247,270,236	—	—	1,247,270,236
Corporate Bonds (a)	—	394,708,007	—	394,708,007
Foreign Government Bonds	—	1,898,904	—	1,898,904
Agency Commercial Mortgage-Backed Securities	—	83,602,033	—	83,602,033
Agency Notes & Bonds	—	3,576,640	—	3,576,640
U.S. Treasury Obligations	—	165,042,185	—	165,042,185
Short-term Investments	18,452,767	—	—	18,452,767
Interim Fund
U.S. Treasury Obligations	—	336,648,652	—	336,648,652
Short-term Investments	6,459,956	—	—	6,459,956
Municipal Bond Fund
Long-term Municipal Bonds	—	679,084,808	—	679,084,808
Short-term Municipal Variable Rate Demand Notes	—	6,910,000	—	6,910,000
Short-term Investments	3,291,575	—	—	3,291,575

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2017 or for the period ended February 28, 2018. There were no transfers of securities between Level 1 and Level 2 as of February 28, 2018 as compared to November 30, 2017.

4.	Income Taxes

As of February 28, 2018, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,657,665,492	$3,264,997,344	$(51,641,002)	$3,213,356,342
Balanced Fund	1,114,589,136	828,586,670	(28,625,034)	799,961,636
Interim Fund	351,145,139	—	(8,036,531)	(8,036,531)
Municipal Bond Fund	681,338,004	13,253,574	(5,305,195)	7,948,379

For each Fund, the cost of investments for federal income tax purposes was the same as the cost of investments reflected on the Schedules of Investments.

37

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	April 24, 2018

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	April 24, 2018